Share option scheme and Restricted Stock Units (Tables)	9 Months Ended
Oct. 31, 2018
Employee Benefits [Abstract]
Movement in share options and Restricted Stock Units
The movement in the number of share options is set out below:

	Weighted average exercise price £	Nine months ended October 31, 2018	Weighted average exercise price £	Nine months ended October 31, 2017
Outstanding at February 1	1.43	8,577,236	1.17	7,383,401
Granted during the period	0.76	13,081,048	1.83	2,972,903
Exercised during the period	1.08	(92,047)	1.13	(348,536)
Lapsed / surrendered during the period	1.69	(10,319,304)	0.93	(1,273,743)
Number of outstanding options	0.41	11,246,933	1.43	8,734,025

During the three and nine months ended October 31, 2018, the executive director, key management and UK-based employees voluntarily surrendered options to subscribe for a total of 6,909,018 ordinary shares.

The movement in the number of Restricted Stock Units (‘RSUs’) granted in the form of a nominal-cost option is set out below:

	Weighted average exercise price £	Nine months ended October 31, 2018	Weighted average exercise price £	Nine months ended October 31, 2017
Outstanding at February 1	0.01	275,877	—	—
Granted during the period	0.01	121,950	0.01	275,877
Exercised during the period	0.01	(275,877)	—	—
Number of outstanding options	0.01	121,950	0.01	275,877

Disclosure of share-based payment expense
The share-based payment expense for the three months ended October 31, 2018 was £3.1 million (three months ended October 31, 2017: £0.5 million) and for the nine months ended October 31, 2018 was £4.3 million (nine months ended October 31, 2017: £1.3 million). These increases are primarily due to the surrender of share options, resulting in an accelerated share-based payment expense of the remaining fair value of those awards. The share-based payment expense has been allocated to the Research and development and General and administration expenses lines of the Unaudited Condensed Consolidated Interim Statement of Comprehensive Income as follows:

	Three months ended October 31, 2018	Three months ended October 31, 2017	Nine months ended October 31, 2018	Nine months ended October 31, 2017
	£000s	£000s	£000s	£000s
Research and development	638	121	916	224
General and administration	2,462	381	3,347	1,085
	3,100	502	4,263	1,309